Stock Options	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Notes to Financial Statements
NOTE 7 - Stock Options

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 1,035,197 remain available for grant, 1,290,001 have been exercised in total and 624,565 net shares issued pursuant to the exercise of vested options from inception of the 2006 Plan through February 28, 2018. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Six Months Ended February 28,
	2018	2017
Expected dividend yield	–	–
Expected stock price volatility	83.43% – 83.55%	79% - 81%
Risk-free interest rate	2.27% - 2.33%	1.95% - 2.03%
Expected term (in years)	7.67	5.00 - 7.67
Exercise price	$4.87 - $5.35	$2.71
Weighted-average grant date fair-value	$3.76 - $5.64	$1.85

A summary of the Company’s stock option activity for the six months ended February 28, 2018 and year ended August 31, 2017 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84
Grants	1,263,000	5.25
Forfeitures	(300,000)	2.90
Exercises	(276,667)	3.30
Outstanding at February 28, 2018	2,811,334	3.87	6.79 years	5,154,075
Exercisable at February 28, 2018	215,334	4.84	8.38 years	193,975

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on February 28, 2018. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $5.70 on February 28, 2018 and 2,778,000 outstanding options have an exercise price below $5.70 per share, as of February 28, 2018, there is intrinsic value to the Company’s outstanding, in-the-money stock options, including 182,000 options that are exercisable and in-the-money.

On November 21, 2017, the Company granted 255,000 options to directors and employees with an exercise price of $4.87.

On December 27, 2017, the Company entered into an employment agreement with John Conklin pursuant to which Mr. Conklin was granted 1,008,000 stock purchase options with an exercise price of $5.35 per share, vesting at the rate of 1/48th per month and exercisable on a cashless basis. Mr. Conklin’s prior employment agreement expired on December 31, 2017 resulting in the forfeiture of 300,000 options with a performance condition that was not achieved.

During the six months ended February 28, 2018, there were 276,667 options exercised on a cashless basis resulting in the issuance of 141,050 shares of common stock. The aggregate intrinsic value of the options exercised was $1,015,585.

During the year ended August 31, 2017, there were 130,000 options exercised on a cashless basis resulting in the issuance of 46,520 shares of common stock. The aggregate intrinsic value of the options exercised was $186,500.

On November 15, 2016, the Company granted 35,000 options to two employees with an exercise price of $3.28.

On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options with an exercise price of $2.70 per share, and which vest upon the achievement of performance milestones and upon Board approval. The 1,500,000 stock options granted to consultants had a grant date fair value of $1.84 per option. As of February 28, 2018, the Company continues to address the conditions that would lead to the achievement of the performance milestones identified in the consulting agreements. Compensation expense will be recorded for the options when the performance milestones become probable of being achieved.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the three and six months ended February 28, 2018 and 2017:

	Three Months Ended		Six Months Ended
	February 28,		February 28,
	2018	2017	2018	2017
Stock Compensation Expense:
SG&A	$181,201	$26,667	$580,676	$79,722
R&PD	178,980	11,695	293,778	57,240
Total	$360,181	$38,362	$874,454	$136,962

As of February 28, 2018, the Company had $5,801,820 of unrecognized compensation cost related to unvested stock options. Of the unrecognized compensation expense, $3,041,820 is expected to be recognized over a period of 4.0 years and $2,760,000 of compensation expense will be recorded when and if the performance milestones, from the two consulting agreements described above, become probable of being achieved.

The following table summarizes information about stock options outstanding and exercisable at February 28, 2018:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$2.70	1,500,000	4.36	2.70	-	4.36	2.70
3.28	17,500	8.72	3.28	17,500	8.72	3.28
3.46	35,000	7.85	3.46	25,000	7.85	3.46
4.87	217,500	9.73	4.87	97,500	9.73	4.87
5.35	1,008,000	9.85	5.35	42,000	9.85	5.35
5.94	33,334	2.82	5.94	33,334	2.82	5.94
Total	2,811,334	6.79	$3.87	215,334	8.38	$4.84

Stock option grants pursuant to the 2006 Plan vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 2,072,580 remain available for grant and 1,013,334 were issued pursuant to the exercise of vested options as of August 31, 2017. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised. The 2006 Plan was approved by stockholders on February 7, 2011 and expires according to its terms on February 7, 2021.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
Expected dividend yield	–	–
Expected stock price volatility	79% - 81%	82%
Risk-free interest rate	1.95% - 2.03%	2.06%
Expected term (in years)	5.00 - 7.67	7.67
Exercise price	$2.71	$3.46
Weighted-average grant date fair-value	$1.85	$2.64

A summary of the Company’s stock option activity for the years ended August 31, 2017 and 2016 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84	5.31 years	2,969,800
Exercisable at August 31, 2017	237,501	3.51	6.01 years	233,900
Available for grant at August 31, 2017	2,072,580

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2017. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $4.20 on August 31, 2017 and 2,075,000 outstanding options have an exercise price below $4.20 per share, as of August 31, 2017, there is intrinsic value to the Company’s outstanding, in-the-money stock options, including 187,500 options that are exercisable and in-the-money.

During the year ended August 31, 2017, there were 130,000 options exercised on a cashless basis resulting in the issuance of 46,520 shares of common stock. The aggregate intrinsic value of the options exercised was $186,500.

During the year ended August 31, 2016, there were 556,667 options exercised on a cashless basis resulting in the issuance of 282,106 shares of common stock. The aggregate intrinsic value of the options exercised during the year ended August 31, 2016 was $1,277,834.

On November 15, 2016, the Company granted 35,000 options to two employees with an exercise price of $3.28.

On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options with an exercise price of $2.70 per share, and which vest upon the achievement of performance conditions and upon Board approval. The 1,500,000 stock options granted to consultants had a grant date fair value of $1.84 per option. As of August 31, 2017, the Company determined the achievement of the performance conditions was not probable. Compensation expense will be recorded for the options with performance conditions when and if the performance conditions become probable of being achieved.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2017 and 2016:

	Years Ended
	August 31,
	2017	2016
Stock Compensation Expense:
SG&A	$118,969	$211,406
R&D	80,630	97,357
Total	$199,599	$308,763

As of August 31, 2017, the Company had $2,792,847 of unrecognized compensation cost related to unvested stock options. Of the unrecognized compensation expense, $32,847 is expected to be recognized over a period of 1.25 years and $2,760,000 of compensation expense will be recorded when and if the performance conditions become probable of being achieved.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2017:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	5,000	5.31	$0.80	5,000	5.31	$0.80
1.40	5,000	7.30	1.40	5,000	7.30	1.40
2.50	10,000	3.60	2.50	10,000	3.60	2.50
2.70	1,500,000	5.00	2.70	-	5.00	2.70
2.90	455,000	6.41	2.90	105,000	6.41	2.90
3.28	35,000	9.21	3.28	17,500	9.21	3.28
3.46	65,000	8.35	3.46	45,000	8.35	3.46
4.98	16,667	0.52	4.98	16,667	0.52	4.98
5.94	33,334	3.32	5.94	33,334	3.32	5.94
Total	2,125,001	5.31	$2.84	237,501	6.01	$3.51